SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	6 Months Ended		8 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
China
Foreign Currency Translation [Abstract]
Closing translation rates	7.2714		7.1179
Average translation rates	7.2695	7.1726
Hong Kong
Foreign Currency Translation [Abstract]
Closing translation rates	7.7558		7.7745
Average translation rates	7.7764		7.8272